Provision for Income Taxes - Schedule of Significant Components of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Significant Components of Provision for Income Taxes [Abstract]
Income tax expenses	$ 131,232	$ 127,319	$ 52,730
Deferred income benefit	(734)	(87)	(2,385)
Income taxes	$ 130,498	$ 127,232	$ 50,345